Acquisitions (Tables)	12 Months Ended
Mar. 31, 2019
Water Solutions Facilities 2019 Acquisitions Acquisition Accounting In Process
Business Acquisition
Schedule of the fair values of the assets acquired and liabilities assumed	The following table summarizes the transaction close date preliminary estimates of the fair values for the assets acquired and liabilities assumed (in thousands):

Property, plant and equipment	$7,123
Goodwill	23,570
Intangible assets	64,015
Investments in unconsolidated entities	2,060
Current liabilities	(276)
Other noncurrent liabilities	(19,288)
Fair value of net assets acquired	$77,204

The following table summarizes the transaction close date preliminary estimates of the fair values for the assets acquired and liabilities assumed (in thousands):

Property, plant and equipment	$36,590
Goodwill	50,619
Intangible assets	29,287
Current liabilities	(10)
Other noncurrent liabilities	(410)
Fair value of net assets acquired	$116,076

Liquids Facilities 2019 Acquisitions Acquisition Accounting In Process
Business Acquisition
Schedule of the fair values of the assets acquired and liabilities assumed	The following table summarizes the transaction close date preliminary estimates of the fair values for the assets acquired and liabilities assumed (in thousands):

Inventories	$15,370
Other current assets	667
Property, plant and equipment	42,413
Goodwill	20,472
Intangible assets	26,900
Investments in unconsolidated entities	204
Current liabilities	(2,128)
Other noncurrent liabilities	(524)
Fair value of net assets acquired	$103,374

Refined Products Facilities 2019 Acquisitions Acquisition Accounting In Process
Business Acquisition
Schedule of the fair values of the assets acquired and liabilities assumed	The following table summarizes the transaction close date preliminary estimates of the fair values for the assets acquired and liabilities assumed (in thousands):

Inventories	$327
Other current assets	85
Property, plant and equipment	9,986
Goodwill	1,328
Intangible assets	4,600
Current liabilities	(4)
Fair value of net assets acquired	$16,322